UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

The Perkins Discovery Fund (the “Predecessor Fund”) was reorganized out of Professionally Managed Portfolios and into the World Funds Trust (Reg. Nos. 333-148723 and 811-22172) on October 26, 2012.  The proxy voting report for the portion of the reporting period that the Predecessor Fund existed under Professionally Managed Portfolios can be found in the N-PX filed for the World Funds Trust on August 22, 2013, SEC Accession No. 0001209286-13-000346.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Professionally Managed Portfolios

By (Signature and Title)*     /s/ Elaine E. Richards
Elaine E. Richards, President

Date            August 29, 2013
* Print the name and title of each signing officer under his or her signature.